STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK COMPENSATION PLANS
Q.	STOCK COMPENSATION PLANS

PACCAR has certain plans under which officers and key employees may be granted options to purchase shares of the Company’s authorized but unissued common stock under plans approved by stockholders. Non-employee directors and certain officers may be granted restricted shares of the Company’s common stock under plans approved by stockholders. Options outstanding under these plans were granted with exercise prices equal to the fair market value of the Company’s common stock at the date of grant. Options expire no later than ten years from the grant date and generally vest after three years. Restricted stock awards generally vest over three years or earlier upon meeting certain age and service requirements.

The Company recognizes compensation cost on these options and restricted stock awards on a straight line basis over the requisite period the employee is required to render service. The maximum number of shares of the Company’s common stock authorized for issuance under these plans is 46.7 million shares and as of December 31, 2011, the maximum number of shares available for future grants was 18.3 million.

The estimated fair value of each option award is determined on the date of grant using the Black-Scholes-Merton option pricing model that uses assumptions noted in the following table. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility is based on historical volatility. The dividend yield is based on an estimated future dividend yield using projected net income for the next five years, implied dividends and Company stock price. The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2011	2010	2009
Risk-free interest rate	2.22%	2.48%	2.00%
Expected volatility	45%	44%	39%
Expected dividend yield	2.8%	2.5%	3.0%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$16.45	$11.95	$8.47

The fair value of options granted was $10.9, $11.7 and $10.0 for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of activity under the Company’s stock plans is presented below.

	2011	2010	2009
Intrinsic value of options exercised	$13.5	$33.7	$22.7
Cash received from stock option exercises	10.9	22.0	17.6
Tax benefit related to stock option exercises	4.7	10.8	7.1
Stock based compensation	13.8	8.5	9.5
Tax benefit related to stock based compensation	5.2	3.2	3.5

The summary of options as of December 31, 2011 and changes during the year then ended is presented below.

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	5,282,300	$32.18
Granted	660,200	50.50
Exercised	(536,100)	20.26
Cancelled	(431,000)	36.40

Options outstanding at December 31	4,975,400	$35.53	5.71	$25.4

Vested and expected to vest	4,865,800	$35.32	5.64	$25.3

Exercisable	2,704,600	$33.65	3.81	$18.3

*	Weighted Average

The fair value of restricted shares is determined based upon the stock price on the date of grant. The summary of nonvested restricted shares as of December 31, 2011 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	142,600	$38.25
Granted	117,200	51.38
Vested	(105,900)	44.40

Nonvested awards outstanding at December 31	153,900	$43.72

*	Weighted Average

As of December 31, 2011, there was $9.0 of total unrecognized compensation cost related to nonvested stock options, which is recognized over a remaining weighted average vesting period of 1.44 years. Unrecognized compensation cost related to nonvested restricted stock awards of $.7 is expected to be recognized over a remaining weighted average vesting period of ..8 years.

A total of 187,500 performance based restricted stock awards were granted in 2008 and 2007 at a weighted-average fair value of $43.61. These awards vest after five years if the Company’s earnings per share growth over the same five year period meet or exceed certain performance goals. No matching shares were granted under this program in 2011, 2010 or 2009.

The fair value of the performance based restricted stock awards were determined based on the stock price on the grant date. Compensation expense for awards with performance conditions is recorded only when it is probable that the requirements will be achieved. As of December 31, 2011, 2010 and 2009, the attainment of the conditions of the awards was not considered probable.